Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income
Schedule of fee and commission income

	2017	2018	2019

Collection and payment services:
Service charges on deposit accounts	1,046	1,217	1,438
Credit and debit cards	6,268	7,398	8,757
Checks and others	252	240	243
	7,566	8,855	10,438
Marketing of nonbanking financial products:
Investment funds management	1,457	1,569	1,568
Capital markets and securities activities	513	738	558
Collection and payment services	2,568	2,832	2,923
Insurance	4,341	4,575	5,038
Financial advisory services	1,341	1,212	1,207
	10,220	10,926	11,294
Securities services:
Administration and custody	524	368	347
	524	368	347
Other:
Foreign currency transactions	1,111	1,255	1,287
Other fees and commissions	895	892	952
	2,006	2,147	2,239
	20,316	22,296	24,318